Business Combination - Schedule of Purchase Price Allocation (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 01, 2018 CNY (¥)	Jan. 27, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Intangible asset
Goodwill			¥ 609,511	$ 89,240	¥ 104,035	¥ 102,332
Total consideration and value to be allocated to net assets		¥ 109,530
Core Curriculum
Business Acquisition [Line Items]
Intangible assets, Amortization period			10 years
Time Education Group
Business Acquisition [Line Items]
Cash		6,899
Other current assets		10,443
Property and equipment		7,434
Intangible asset
Goodwill		102,332
Other current liabilities		(36,473)
Deferred tax liabilities		(6,298)
Total consideration and value to be allocated to net assets		¥ 109,530
Time Education Group | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period		3 years
Time Education Group | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period		5 years
Time Education Group | Trademarks and brand names
Business Acquisition [Line Items]
Intangible assets, Amortization period		10 years
Intangible asset
Intangible assets		¥ 24,186
Time Education Group | Core Curriculum
Business Acquisition [Line Items]
Intangible assets, Amortization period		10 years
Intangible asset
Intangible assets		¥ 1,007
Can-achieve Group
Business Acquisition [Line Items]
Cash	¥ 48,294
Other current assets	8,492
Property and equipment	1,422
Intangible asset
Other non-current assets	3,150
Goodwill	345,501
Account payables	(18,219)
Other current liabilities	(17,478)
Deferred revenue	(7,814)
Deferred tax liabilities	(2,822)
Non-controlling interests	(113,288)
Total consideration and value to be allocated to net assets	¥ 264,338
Can-achieve Group | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period	3 years
Can-achieve Group | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period	5 years
Can-achieve Group | Non-compete Agreement
Business Acquisition [Line Items]
Intangible assets, Amortization period	7 years
Intangible asset
Intangible assets	¥ 17,100
Xinqiao Group
Business Acquisition [Line Items]
Cash	3,790
Other current assets	5,753
Property and equipment	836
Intangible asset
Goodwill	119,735
Other current liabilities	(3,544)
Deferred tax liabilities	(10,500)
Deferred revenue	(5,445)
Non-controlling interests	(38,156)
Total consideration and value to be allocated to net assets	¥ 114,469
Xinqiao Group | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period	3 years
Xinqiao Group | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period	5 years
Xinqiao Group | Brand Name
Business Acquisition [Line Items]
Intangible assets, Amortization period	20 years
Intangible asset
Intangible assets	¥ 24,000
Xinqiao Group | Customer Relationship
Business Acquisition [Line Items]
Intangible assets, Amortization period	4 years
Intangible asset
Intangible assets	¥ 18,000